Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

March 31, 2020

SED-QTLY-0520
1.924255.109

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.2%
		Principal Amount(a)	Value
Argentina - 1.4%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$6,903,750	$4,090,472
Banco Macro SA 6.75% 11/4/26 (b)(c)		4,110,000	2,467,284
Pan American Energy LLC 7.875% 5/7/21 (b)		3,333	2,886
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,440,000	1,030,500
YPF SA:
8.5% 3/23/21 (b)		4,248,000	2,821,469
8.5% 6/27/29 (b)		431,000	222,908
8.75% 4/4/24 (b)		11,888,000	6,449,240

TOTAL ARGENTINA			17,084,759

Azerbaijan - 0.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,221,000	2,248,763
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		2,591,000	2,216,924
7.625% 11/7/24 (b)		2,220,000	1,953,600

TOTAL BAHRAIN			4,170,524

Belarus - 0.1%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		640,000	598,400
Bermuda - 0.1%
GeoPark Ltd. 6.5% 9/21/24 (b)		3,185,000	1,778,623
British Virgin Islands - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		18,800,000	16,426,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		830,000	806,138

TOTAL BRITISH VIRGIN ISLANDS			17,232,638

Canada - 0.7%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		8,172,000	6,701,040
Frontera Energy Corp. 9.7% 6/25/23 (b)		2,720,000	1,713,600

TOTAL CANADA			8,414,640

Cayman Islands - 0.4%
Comcel Trust 6.875% 2/6/24 (b)		3,125,000	2,989,258
Lamar Funding Ltd. 3.958% 5/7/25 (b)		760,000	547,438
NagaCorp Ltd. 9.375% 5/21/21 (b)		620,000	592,488
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)(d)		11,905,000	596,738
Sparc Em Spc 0% 12/5/22 (b)		294,866	271,277

TOTAL CAYMAN ISLANDS			4,997,199

Colombia - 0.0%
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		80,000	75,850
Georgia - 0.6%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		4,975,000	4,533,469
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,424,000	2,269,468
JSC Georgian Railway 7.75% 7/11/22 (b)		898,000	862,080

TOTAL GEORGIA			7,665,017

Indonesia - 0.6%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(d)		920,000	117,013
PT Adaro Indonesia 4.25% 10/31/24 (b)		4,135,000	3,393,222
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		5,030,000	3,363,813

TOTAL INDONESIA			6,874,048

Ireland - 0.5%
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		1,295,000	1,104,797
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		3,691,000	3,628,714
Borets Finance DAC 6.5% 4/7/22 (b)		725,000	651,820
CBOM Finance PLC 5.55% 2/14/23 (b)		1,600,000	1,352,800

TOTAL IRELAND			6,738,131

Kazakhstan - 0.1%
BTA Bank JSC 5.5% 12/21/22 (b)		816,500	800,425
Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	125,400,000	1,673,266
Luxembourg - 0.9%
CSN Resources SA 7.625% 2/13/23 (b)		9,867,000	6,857,565
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		4,250,000	4,233,399

TOTAL LUXEMBOURG			11,090,964

Mauritius - 0.2%
HTA Group Ltd. 9.125% 3/8/22 (b)		2,765,000	2,543,800
Mexico - 6.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	110,740,000	4,345,749
Braskem Idesa SAPI 7.45% 11/15/29 (b)		755,000	513,400
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		1,495,000	1,166,100
Metalsa SA de CV 4.9% 4/24/23 (b)		1,228,000	1,105,200
Pemex Project Funding Master Trust:
6.625% 6/15/35		17,446,000	11,671,592
8.625% 2/1/22		1,197,000	1,085,081
8.625% 12/1/23 (c)		320,000	283,050
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 4.4181% 3/11/22 (c)(e)		2,448,000	2,007,054
3.5% 1/30/23		4,187,000	3,364,647
4.875% 1/24/22		400,000	344,600
4.875% 1/18/24		17,147,000	13,717,600
5.5% 1/21/21		1,130,000	1,087,343
6.375% 2/4/21		400,000	376,525
6.5% 6/2/41		4,392,000	2,812,296
6.75% 9/21/47		12,506,000	8,191,430
7.69% 1/23/50 (b)		33,203,000	22,744,055
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		12,410,000	8,702,513

TOTAL MEXICO			83,518,235

Mongolia - 0.5%
Development Bank of Mongolia 7.25% 10/23/23 (b)		720,000	612,675
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		5,247,000	5,220,765

TOTAL MONGOLIA			5,833,440

Netherlands - 1.7%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		4,277,000	2,395,120
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		2,455,000	2,074,475
Metinvest BV 7.75% 4/23/23 (b)		8,178,000	5,888,160
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		15,078,000	2,494,090
Petrobras Global Finance BV:
6.25% 3/17/24		1,520,000	1,480,480
6.9% 3/19/49		2,425,000	2,348,688
8.75% 5/23/26		610,000	658,495
VTR Finance BV 6.875% 1/15/24 (b)		4,426,000	4,038,725

TOTAL NETHERLANDS			21,378,233

Nigeria - 0.1%
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,195,000	969,444
Peru - 0.3%
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	13,275,000	4,138,707
Saudi Arabia - 2.2%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		7,159,000	7,033,718
4.25% 4/16/39 (b)		8,945,000	8,810,825
4.375% 4/16/49 (b)		11,201,000	11,113,492

TOTAL SAUDI ARABIA			26,958,035

Singapore - 0.3%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		5,150,000	3,994,469
South Africa - 2.1%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		24,300,000	20,533,500
6.75% 8/6/23 (b)		3,922,000	2,867,963
7.125% 2/11/25 (b)		3,070,000	2,183,538

TOTAL SOUTH AFRICA			25,585,001

Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,557,000	2,034,413
Turkey - 1.4%
Akbank TAS 7.2% 3/16/27 (b)(c)		2,525,000	2,141,516
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		5,423,000	4,472,280
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		3,837,000	3,480,878
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		2,470,000	1,944,353
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		1,465,000	1,250,744
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		4,970,000	4,471,447

TOTAL TURKEY			17,761,218

Ukraine - 0.1%
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		975,000	809,250
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		270,000	226,800

TOTAL UKRAINE			1,036,050

United Arab Emirates - 0.2%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		2,815,000	2,167,550
United Kingdom - 1.9%
Biz Finance PLC 9.625% 4/27/22 (b)		3,907,083	3,711,726
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		13,064,000	6,534,613
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		3,573,000	3,001,320
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,210,800	1,126,044
Tullow Oil PLC 6.25% 4/15/22 (b)		11,740,000	2,648,104
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		1,598,700	1,470,804
Vedanta Resources PLC:
6.375% 7/30/22 (b)		11,395,000	4,358,588
8.25% 6/7/21 (b)		1,445,000	659,281

TOTAL UNITED KINGDOM			23,510,480

United States of America - 1.6%
Azul Investments LLP 5.875% 10/26/24 (b)		1,285,000	687,877
Citgo Holding, Inc. 9.25% 8/1/24 (b)		2,682,000	2,185,830
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		7,163,000	6,626,076
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		6,480,000	3,573,137
Stillwater Mining Co. 6.125% 6/27/22 (b)		6,814,000	6,038,908

TOTAL UNITED STATES OF AMERICA			19,111,828

Venezuela - 0.2%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		6,115,000	366,900
5.5% 4/12/37 (d)		3,475,000	208,500
6% 5/16/24 (b)(d)		8,980,000	538,800
6% 11/15/26 (b)(d)		15,840,000	950,400
9.75% 5/17/35 (b)(d)		12,585,000	755,100
12.75% 2/17/22 (b)(d)		3,065,000	183,900

TOTAL VENEZUELA			3,003,600

TOTAL NONCONVERTIBLE BONDS
(Cost $468,342,033)			334,987,750

Government Obligations - 59.7%
Argentina - 3.8%
Argentine Republic:
5.625% 1/26/22		14,335,000	4,336,338
6.875% 4/22/21		50,479,000	14,954,404
7.5% 4/22/26		35,954,000	10,201,948
8.28% 12/31/33		9,209,540	3,240,607
Buenos Aires Province 10.875% 1/26/21 (b)		1,647,333	428,307
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		740,000	430,125
8.95% 2/19/21 (b)		1,088,000	957,440
Mendoza Province 8.375% 5/19/24 (b)		465,000	209,773
Province of Santa Fe 7% 3/23/23 (b)		7,270,000	4,362,000
Provincia de Cordoba:
7.125% 6/10/21 (b)		9,670,000	6,237,150
7.45% 9/1/24 (b)		4,200,000	1,802,850

TOTAL ARGENTINA			47,160,942

Azerbaijan - 0.0%
Azerbaijan Republic 4.75% 3/18/24 (b)		25,000	24,125
Barbados - 0.3%
Barbados Government:
6.5% 2/1/21 (b)		430,000	430,215
6.5% 10/1/29 (b)		3,955,000	3,856,125

TOTAL BARBADOS			4,286,340

Belarus - 0.5%
Belarus Republic:
6.875% 2/28/23 (b)		5,300,000	5,167,500
7.625% 6/29/27 (b)		650,000	644,516

TOTAL BELARUS			5,812,016

Bermuda - 0.2%
Bermuda Government 4.75% 2/15/29 (b)		2,735,000	2,762,350
Bolivia - 0.0%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		700,000	572,906
Brazil - 3.5%
Brazilian Federative Republic:
4.75% 1/14/50		13,145,000	12,048,214
5% 1/27/45		334,000	317,822
5.625% 1/7/41		6,706,000	6,854,789
5.625% 2/21/47		3,457,000	3,553,148
7.125% 1/20/37		2,115,000	2,475,872
8.25% 1/20/34		12,139,000	15,340,661
10% 1/1/23	BRL	9,185,000	1,967,248
12.25% 3/6/30		199,000	314,358

TOTAL BRAZIL			42,872,112

Cameroon - 0.9%
Cameroon Republic 9.5% 11/19/25 (b)		12,745,000	11,370,930
Colombia - 0.0%
Colombian Republic 7.375% 9/18/37		475,000	594,225
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (b)		2,195,000	1,972,756
Dominican Republic - 2.6%
Dominican Republic:
4.5% 1/30/30 (b)		2,050,000	1,757,875
5.5% 1/27/25 (b)		1,835,000	1,757,013
5.875% 1/30/60 (b)		3,525,000	2,952,188
5.95% 1/25/27 (b)		2,731,000	2,556,899
6% 7/19/28 (b)		2,414,000	2,251,055
6.4% 6/5/49 (b)		4,072,000	3,515,918
6.85% 1/27/45 (b)		2,936,000	2,639,648
6.875% 1/29/26 (b)		6,876,000	6,822,281
7.45% 4/30/44 (b)		6,031,000	5,850,070
7.5% 5/6/21 (b)		2,046,667	2,051,783

TOTAL DOMINICAN REPUBLIC			32,154,730

Ecuador - 0.1%
Ecuador Republic 10.75% 1/31/29 (b)		3,180,000	874,500
Egypt - 4.0%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		2,222,000	2,056,739
5.875% 6/11/25 (b)		875,000	785,859
6.125% 1/31/22 (b)		9,108,000	8,735,141
7.0529% 1/15/32 (b)		830,000	654,663
7.5% 1/31/27 (b)		21,006,000	18,800,370
7.6003% 3/1/29 (b)		9,841,000	8,767,716
7.903% 2/21/48 (b)		2,635,000	2,108,823
8.5% 1/31/47 (b)		7,939,000	6,450,438
8.7002% 3/1/49 (b)		820,000	675,988

TOTAL EGYPT			49,035,737

El Salvador - 1.0%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		937,000	814,604
6.375% 1/18/27 (b)		4,469,000	3,901,996
7.1246% 1/20/50 (b)		2,777,000	2,142,629
7.625% 9/21/34 (b)		2,650,000	2,053,750
7.75% 1/24/23 (b)		3,120,000	3,041,025
8.625% 2/28/29 (b)		145,000	137,206

TOTAL EL SALVADOR			12,091,210

Ethiopia - 0.0%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		505,000	450,555
Ghana - 0.5%
Ghana Republic:
6.375% 2/11/27 (b)		1,505,000	1,095,828
7.875% 3/26/27 (b)		2,000,000	1,452,500
8.125% 1/18/26 (b)		3,443,076	2,680,219
9.25% 9/15/22 (b)		455,000	436,800

TOTAL GHANA			5,665,347

Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (b)		1,250,000	1,258,984
Honduras - 0.0%
Republic of Honduras 8.75% 12/16/20 (b)		450,000	452,250
Indonesia - 3.9%
Indonesian Republic:
4.1% 4/24/28		480,000	490,050
4.625% 4/15/43 (b)		980,000	1,040,331
5.125% 1/15/45 (b)		4,853,000	5,414,128
5.25% 1/17/42 (b)		3,100,000	3,524,313
5.95% 1/8/46 (b)		2,100,000	2,484,563
6.625% 2/17/37 (b)		3,134,000	3,925,335
6.75% 1/15/44 (b)		5,105,000	6,636,500
7.75% 1/17/38 (b)		9,018,000	12,444,840
8.5% 10/12/35 (b)		8,199,000	11,714,198

TOTAL INDONESIA			47,674,258

Iraq - 1.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		18,073,000	13,718,537
Israel - 0.0%
Israeli State 3.875% 7/3/50		570,000	581,400
Ivory Coast - 1.1%
Ivory Coast 5.75% 12/31/32		15,106,995	13,534,923
Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		980,000	1,031,450
7.875% 7/28/45		1,685,000	1,777,675
8% 3/15/39		285,000	310,027

TOTAL JAMAICA			3,119,152

Jordan - 0.2%
Jordanian Kingdom:
6.125% 1/29/26 (b)		2,495,000	2,265,772
7.375% 10/10/47 (b)		745,000	623,938

TOTAL JORDAN			2,889,710

Kazakhstan - 0.1%
Kazakhstan Republic 6.5% 7/21/45 (b)		850,000	1,113,500
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)		4,270,000	4,067,175
Lebanon - 0.2%
Lebanese Republic:
5.8% 4/14/20 (d)		4,283,000	792,355
6% 1/27/23 (d)		3,134,000	579,790
6.1% 10/4/22 (d)		685,000	126,725
6.375% 12/31/49 (d)		7,937,000	1,468,345

TOTAL LEBANON			2,967,215

Mexico - 3.0%
United Mexican States:
3.25% 4/16/30		2,805,000	2,646,518
4.5% 4/22/29		1,010,000	1,032,094
5.75% 10/12/10		8,545,000	8,950,888
6.05% 1/11/40		17,572,000	20,784,381
6.5% 6/9/22	MXN	71,380,000	3,019,301

TOTAL MEXICO			36,433,182

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (b)		1,160,000	1,093,903
Morocco - 0.1%
Moroccan Kingdom 5.5% 12/11/42 (b)		920,000	971,175
Nigeria - 1.0%
Republic of Nigeria:
6.5% 11/28/27 (b)		4,822,000	3,309,098
6.75% 1/28/21 (b)		2,210,000	2,050,466
7.625% 11/21/25 (b)		9,643,000	7,425,110

TOTAL NIGERIA			12,784,674

Oman - 0.9%
Sultanate of Oman:
3.625% 6/15/21 (b)		1,330,000	1,226,094
4.75% 6/15/26 (b)		5,612,000	3,993,289
5.375% 3/8/27 (b)		3,641,000	2,595,350
5.625% 1/17/28 (b)		1,414,000	991,568
6.75% 1/17/48 (b)		3,230,000	2,123,725

TOTAL OMAN			10,930,026

Pakistan - 0.3%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		1,180,000	1,045,038
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		1,830,000	1,764,806
5.625% 12/5/22 (b)		1,005,000	938,168

TOTAL PAKISTAN			3,748,012

Panama - 0.2%
Panamanian Republic 4.5% 4/1/56		1,920,000	2,088,000
Papua New Guinea - 0.2%
Papua New Guinea 8.375% 10/4/28 (b)		2,090,000	1,912,873
Paraguay - 0.1%
Republic of Paraguay 5.4% 3/30/50 (b)		685,000	641,545
Peru - 0.1%
Peruvian Republic 8.75% 11/21/33		665,000	1,054,856
Qatar - 2.3%
State of Qatar:
4% 3/14/29 (b)		4,250,000	4,547,500
4.5% 4/23/28 (b)		2,190,000	2,419,950
4.817% 3/14/49 (b)		11,639,000	13,723,108
5.103% 4/23/48 (b)		5,930,000	7,195,684

TOTAL QATAR			27,886,242

Russia - 5.4%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29 (b)		600,000	642,000
4.375% 3/21/29(Reg. S)		2,200,000	2,354,000
5.1% 3/28/35 (b)		13,200,000	15,246,000
5.1% 3/28/35(Reg. S)		4,600,000	5,313,000
5.25% 6/23/47 (b)		16,400,000	19,941,375
5.25% 6/23/47(Reg. S)		4,000,000	4,863,750
5.625% 4/4/42 (b)		4,500,000	5,491,406
5.875% 9/16/43 (b)		1,850,000	2,295,734
5.875% 9/16/43 (Reg. S)		200,000	248,188
7.25% 5/10/34	RUB	222,325,000	2,954,681
7.6% 7/20/22	RUB	315,955,000	4,122,782
8.15% 2/3/27	RUB	225,090,000	3,118,932

TOTAL RUSSIA			66,591,848

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (b)		5,399,000	4,805,107
Saudi Arabia - 0.8%
Kingdom of Saudi Arabia:
4.5% 4/17/30 (b)		2,270,000	2,440,250
4.5% 10/26/46 (b)		2,321,000	2,344,210
4.625% 10/4/47 (b)		4,980,000	5,092,050

TOTAL SAUDI ARABIA			9,876,510

Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (b)		700,000	695,800
Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		1,469,000	912,984
6.2% 5/11/27 (b)		660,000	349,800
6.25% 10/4/20 (b)		7,303,000	4,991,144
6.25% 7/27/21 (b)		225,000	145,809
6.85% 11/3/25 (b)		675,000	370,406

TOTAL SRI LANKA			6,770,143

Turkey - 7.3%
Turkish Republic:
3.25% 3/23/23		13,245,000	11,862,553
4.25% 3/13/25		4,650,000	3,952,500
5.125% 3/25/22		19,564,000	18,909,829
5.25% 3/13/30		2,400,000	1,920,000
5.75% 5/11/47		11,725,000	8,470,140
6% 1/14/41		2,392,000	1,868,750
6.25% 9/26/22		30,814,000	30,024,391
6.35% 8/10/24		1,615,000	1,533,745
6.75% 5/30/40		4,712,000	4,022,870
7.25% 12/23/23		4,378,000	4,278,127
7.25% 3/5/38		717,000	655,607
7.375% 2/5/25		2,641,000	2,604,686

TOTAL TURKEY			90,103,198

Ukraine - 5.3%
Ukraine Government:
7.375% 9/25/32 (b)		2,130,000	1,928,981
7.75% 9/1/20 (b)		15,235,000	14,930,300
7.75% 9/1/21 (b)		29,688,000	28,500,480
7.75% 9/1/22 (b)		10,489,000	9,859,660
7.75% 9/1/23 (b)		740,000	691,900
7.75% 9/1/24 (b)		3,904,000	3,601,440
7.75% 9/1/26 (b)		3,060,000	2,807,550
7.75% 9/1/27 (b)		1,744,000	1,597,940
9.75% 11/1/28 (b)		1,210,000	1,178,616

TOTAL UKRAINE			65,096,867

United Arab Emirates - 0.2%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		2,802,000	2,605,860
United States of America - 5.0%
U.S. Treasury Notes 2% 11/15/26		56,201,000	61,531,300
Uzbekistan - 0.0%
Uzbekistan Republic of 4.75% 2/20/24 (b)		550,000	540,547
Venezuela - 0.4%
Venezuelan Republic:
9.25% 9/15/27 (d)		27,915,000	2,512,350
11.95% 8/5/31 (Reg. S) (d)		17,015,000	1,531,350
12.75% 8/23/22 (d)		3,625,000	326,250

TOTAL VENEZUELA			4,369,950

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (c)(e)		425,000	314,034
5.5% 3/12/28		11,977,500	11,898,898

TOTAL VIETNAM			12,212,932

TOTAL GOVERNMENT OBLIGATIONS
(Cost $873,726,056)			733,822,435

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,399,834)	INR	221,300,000	2,907,861

Preferred Securities - 1.7%
Cayman Islands - 1.1%
Banco Do Brasil SA:
6.25% (b)(c)(f)		1,650,000	1,295,250
9% (b)(c)(f)		660,000	625,061
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		1,285,000	954,113
Cosan Overseas Ltd. 8.25% (f)		10,640,000	9,485,666
Odebrecht Finance Ltd. 7.5% (b)(d)(f)		11,015,000	440,600

TOTAL CAYMAN ISLANDS			12,800,690

Ireland - 0.6%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		4,735,000	4,150,523
Tinkoff Credit Systems 9.25% (Reg. S) (c)(f)		4,530,000	3,629,663

TOTAL IRELAND			7,780,186

TOTAL PREFERRED SECURITIES
(Cost $29,427,715)			20,580,876
		Shares	Value

Money Market Funds - 10.6%
Fidelity Cash Central Fund 0.29% (g)
(Cost $130,475,556)		130,452,028	130,491,164
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,505,371,194)			1,222,790,086
NET OTHER ASSETS (LIABILITIES) - 0.6%			7,245,590
NET ASSETS - 100%			$1,230,035,676

Currency Abbreviations

BRL – Brazilian real

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $640,485,842 or 52.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$390,235
Total	$390,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds,foreign government and government agency obligations, preferred securities, supranational obligations,and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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